Administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Administrative expenses
Staff costs (Note 11)	$ 23,671	$ 26,402	$ 27,708
Share-based payment (Notes 11)	9,690	6,105	7,676
Consultant fees	9,574	10,806	8,570
Safety and insurance costs	3,834	3,142	2,394
Travel expenses	2,336	719	939
Non-operated blocks expenses	1,390	799	319
Director's fees and allowance (Note 11)	1,172	2,853	2,094
Communication and IT costs	3,419	4,214	2,937
Allocation to joint operations	(9,642)	(8,574)	(6,720)
Other administrative expenses	4,580	362	4,398
Administrative expenses	$ 50,024	$ 46,828	$ 50,315